Summary of principal accounting policies - Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounts receivable, net
Balance at the beginning of year	¥ 5,986		¥ 3,268	¥ 5,025
Provision for doubtful accounts	3,435	$ 498	3,206	5,302
Write-offs	(4,335)		(488)	(7,059)
Balance at the end of year	¥ 5,086		¥ 5,986	¥ 3,268